Supplement dated October 16, 2006, to the Statement of Additional Information -
   Part II for IXIS Advisor Funds Trust I, IXIS Advisor Funds Trust II, IXIS Advisor Funds Trust III and IXIS Advisor Funds Trust IV, dated
       May 1, 2006, as may be revised and supplemented from time to time

Effective October 16, 2006, the following information replaces similar information regarding Lenny Shimunov in the sub-section "Portfolio Managers' Management of Other Accounts" within the section "Portfolio Management Information":

The following table provides information relating to other accounts managed by
F. James Hutchinson as of September 30, 2006.

                                 Registered Investment Companies   Other Pooled Investment Vehicles      Other Accounts
                                 --------------------------------- -------------------------------- ------------------------------
                                                   Advisory fee is                  Advisory fee is                Advisory fee is
                                  Other Accounts     based on      Other Accounts     based on      Other Accounts   based on
                                      Managed      performance       Managed        performance       Managed      performance
                                 ----------------- --------------- ---------------- --------------- -------------- ---------------
                                 # of    Total     # of    Total   # of    Total    # of    Total   # of   Total   # of    Total
Name of Portfolio Manager (Firm) Accts   Assets    Accts   Assets  Accts   Assets   Accts   Assets  Accts  Assets  Accts   Assets
-------------------------------- ----- ----------- -----   ------  -----   ------   -----   ------  -----  ------  -----   ------
F. James Hutchinson                6   $12 billion   0       $0      0       $0       0       $0      0      $0      0       $0
(Dreman)

Effective October 16, 2006, the following information replaces similar information regarding Lenny Shimunov in the sub-section "Portfolio Managers' Ownership of Fund Shares" within the section "Portfolio Management Information":

The following table sets forth the dollar range* of equity securities of the IXIS Equity Diversified Portfolio and IXIS Moderate Diversified Portfolio beneficially owned by F. James Hutchinson as of September 30, 2006:

Name of Portfolio Manager           Fund(s) Managed           Dollar Range of Equity Securities Invested
------------------------- ----------------------------------- ------------------------------------------
   F. James Hutchinson    IXIS Equity Diversified Portfolio                       A
                          IXIS Moderate Diversified Portfolio                     A

* A. None                                E. $100,001 - $500,000
  B. $1 - 10,000                         F. $500,001 - $1,000,000
  C. $10,001 - $50,000                   G. over $1,000,000
  D. $50,001 - $100,000

                                                                     SP322-1006